Signifcant Accounting Policies (Details) - Schedule of Value Added Tax	Dec. 31, 2022
Product Sales [Member]
Schedule of Value Added Tax [Abstract]
Standard VAT rate in effect for revenues	13.00%
Services Rendered [Member]
Schedule of Value Added Tax [Abstract]
Standard VAT rate in effect for revenues	6.00%